Vanguard Utilities Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Electric Utilities (59.3%)
NextEra Energy Inc.	11,040,424	812,465
Duke Energy Corp.	4,145,568	384,128
Southern Co.	5,953,329	356,307
American Electric Power Co. Inc.	2,796,784	237,419
Exelon Corp.	5,493,195	225,606
Xcel Energy Inc.	2,961,304	199,473
Eversource Energy	1,931,569	169,032
Edison International	2,132,004	130,820
PPL Corp.	4,333,575	123,160
Entergy Corp.	1,128,575	122,845
* PG&E Corp.	7,941,430	100,856
FirstEnergy Corp.	3,055,830	81,163
Alliant Energy Corp.	1,407,219	74,020
Evergy Inc.	1,278,602	70,847
Pinnacle West Capital Corp.	634,472	51,932
NRG Energy Inc.	1,376,184	45,070
OGE Energy Corp.	1,128,345	36,547
IDACORP Inc.	284,446	25,765
Hawaiian Electric Industries Inc.	615,454	22,052
PNM Resources Inc.	426,537	20,947
Portland General Electric Co.	504,552	20,878
ALLETE Inc.	292,453	16,448
Avangrid Inc.	348,368	16,213
MGE Energy Inc.	203,854	13,999
Otter Tail Corp.	207,360	8,257
Spark Energy Inc. Class A	66,696	619
		3,366,867
Gas Utilities (4.2%)
Atmos Energy Corp.	695,341	66,676
UGI Corp.	1,174,301	41,664
ONE Gas Inc.	298,319	23,621
Southwest Gas Holdings Inc.	315,188	20,251
National Fuel Gas Co.	461,432	18,997
Spire Inc.	290,207	18,562
New Jersey Resources Corp.	540,763	17,861
South Jersey Industries Inc.	566,978	13,052
Chesapeake Utilities Corp.	92,972	9,670
Northwest Natural Holding Co.	172,202	8,252
Star Group LP	237,264	2,271
		240,877
Independent Power and Renewable Electricity Producers (3.4%)
AES Corp.	3,749,244	76,635
Vistra Corp.	2,479,665	46,320
NextEra Energy Partners LP	350,899	22,272

Ormat Technologies Inc.		230,283	18,149
Clearway Energy Inc.		386,143	11,302
* Sunnova Energy International Inc.		273,521	11,080
Clearway Energy Inc. Class A		234,508	6,365
			192,122
Multi-Utilities (28.1%)
Dominion Energy Inc.		4,735,783	371,712
Sempra Energy		1,550,548	197,664
WEC Energy Group Inc.		1,778,084	168,829
Public Service Enterprise Group Inc.		2,850,909	166,151
Consolidated Edison Inc.		1,885,533	143,772
DTE Energy Co.		1,085,957	136,624
Ameren Corp.		1,292,769	100,552
CMS Energy Corp.		1,613,739	99,309
CenterPoint Energy Inc.		3,070,956	71,215
NiSource Inc.		2,159,062	52,249
MDU Resources Group Inc.		1,130,337	28,191
Black Hills Corp.		353,696	21,515
NorthWestern Corp.		285,102	16,536
Avista Corp.		382,836	14,364
Unitil Corp.		84,547	3,456
			1,592,140
Water Utilities 4.7%)
American Water Works Co. Inc.		1,021,448	156,670
Essential Utilities Inc.		1,312,866	59,447
American States Water Co.		207,934	15,350
California Water Service Group		278,423	13,776
SJW Group		144,782	9,498
Middlesex Water Co.		98,472	6,744
York Water Co.		72,982	3,287
			264,771
Total Common Stocks (Cost $5,233,884)			5,656,777
	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $2)	0.109%	17	2
Total Investments (99.7%) (Cost $5,233,886)			5,656,779
Other Assets and Liabilities—Net (0.3%)			16,802
Net Assets (100%)			5,673,581
Cost is in $000.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Ameren Corp.	2/2/21	GSI	8,433	(0.143)	—	(655)
Sempra Energy	9/2/21	BOANA	10,029	(0.140)	169	—
					169	(655)

1 Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA —Bank of America, N.A.
GSI—Goldman Sachs International.

At November 30, 2020, a counterparty had deposited in a segregated account cash of $670,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master

Utilities Index Fund

netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	5,656,777	—	—	5,656,777
Temporary Cash Investments	2	—	—	2
Total	5,656,779	—	—	5,656,779
Derivative Financial Instruments
Assets
Swap Contracts	—	169	—	169
Liabilities
Swap Contracts	—	655	—	655